Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Remuneration	$ 797	$ 565	$ 1,364	$ 1,206
Directors' remuneration
Related party transactions
short-term employee benefits	177	345	409	579
share-based payments	300		300
Remuneration	477	345	709	579
Other members of key management's remuneration
Related party transactions
short-term employee benefits	237	203	491	469
share-based payments	83	17	164	158
Remuneration	$ 320	$ 220	$ 655	$ 627